Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,022,397	6,940,059
Ordinary shares, outstanding	7,007,426	6,925,088
Ordinary shares, treasury shares	14,971	14,971